Stock-based Compensation (Details) (2010 Plan)	12 Months Ended
Dec. 31, 2013
Stock-based compensation
Number of shares available for issuance under the Plan	1,878,416
Stock option
Stock-based compensation
Expiration period	10 years
Stock option | Percent vesting one calendar year from vesting start date
Stock-based compensation
Vesting percentage	25.00%
Stock option | Percentage vesting on the first day of each month after one calendar year
Stock-based compensation
Vesting percentage	2.083%